INCOME TAXES	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 7 – INCOME TAXES

The Company follows ASC 740-10-10, under which an entity recognizes deferred tax assets and liabilities for future tax consequences or for events that were previously recognized in the Company’s financial statements or tax returns. The measurement of deferred tax assets and liabilities is based on enacted tax law provisions. The effects of future changes in tax laws or rates are not anticipated. Through June 30, 2010, the Company operated exclusively in Australia. The Company was wholly subject to Australian income tax laws and regulations, which are administered by the Australian Taxation Office for the years ended June 30, 2010 and all prior years.

On November 23, 2010, Propanc Health Group Corporation was incorporated in the state of Delaware. In January 2011, Propanc Health Group Corporation acquired all of the outstanding shares of Propanc PTY LTD on a one-for-one basis making it a wholly-owned subsidiary. As a result of these transactions, the Company is subject to the income tax laws of both the United States and Australia for the years ended June 30, 2011 through June 30, 2016.

For the years ended June 30, 2016 and 2015, the Company’s losses before income taxes resulted from both its Australian and US activities and its taxable losses are subject to both Australian and U.S. tax law. At June 30, 2016, the Company has net operating loss carryforwards (NOL) for Australian tax purposes only that approximates $13,630,000. At June 30, 2016, the Company has NOL carryforwards for US tax purposes only that approximates $4,003,000. Consequently, the Company may have NOL carryforwards available for income tax purposes that will continue to be available until they are recovered through earning taxable income.  Deferred tax assets would arise from the recognition of anticipated utilization of these net operating losses to offset future taxable income. The NOL for Australian tax purposes is subject to a reduction of $2,453,786 for research and development credits granted by the Australian Taxation Office through June 30, 2016.

The components for the provision for income taxes are as follows:

	Year Ended
	June 30,	June 30,
	2016	2015

Current Taxes	$(72,538)	$(77,470)
Deferred Taxes	-	-
Income Taxes Expense (Benefit)	$(72,538)	$(77,470)

The items accounting for the difference between income taxes at the Australia statutory rate and the provision for income taxes are as follows:

	Year Ended
	June 30,		June 30,
	2016		2015
	Amount	Impact on Rate	Amount	Impact on Rate

Income Tax Expense (Benefit) at Australia Statutory Rate	$(2,190,750)	(23.10)%	$(672,087)	(19.26)%

Expenses Paid by Parent on Behalf of Foreign Subsidiary	1,113,419	11.74%	156,410	4.48%

R&D Refundable Tax Credit	(72,538)	(0.76)%	(77,470)	(2.22)%

Reduction of NOL Carryforward Due to R&D Tax Credit	72,538	0.76%	77,470	2.22%

Change in Deferred Tax Valuation Allowance	900,761	9.50%	(355,636)	(10.19)%

Foreign Exchange Rate Changes	104,032	1.10%	793,843	22.74%

Total Income Tax Expense (Benefit)	$(72,538)	(0.76)%	$(77,470)	(2.22)%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's net deferred income taxes are as follows:

	June 30,	June 30,
	2016	2015
Current Deferred Tax Assets
Warrant Derivative Liability	$23,818	$88,204
Provision for Annual Leave	27,966	21,426
Superannuation	-	-
Total Current Deferred Tax Assets	$51,784	$109,630

Current Deferred Tax Liabilities
Prepaid Investor Services	$-	$-
Prepaid Expenses	6,198	-
Prepaid Insurance	-	-
Accounts Payable/Trade Creditors	-	-
Patent Costs	-	-
Total Current Deferred Tax Liabilities	$6,198	$-

Non-Current Deferred Tax Assets
Prepaid Investor Services	$378,409	$185,025
Capital Raising Costs	22,489	23,261
Legal Costs	22,801	23,583
Intellectual Property	11,226	11,612
Patent Costs	91,408	59,995
Formation Expense	6,881	7,117
Net Operating Loss Carryover	4,155,936	3,426,149
Foreign Exchange Loss (OCI)	(39,379)	(30,290)
Total Non-Current Deferred Tax Assets	4,649,771	3,706,452
Deferred Tax Valuation Allowance	(4,707,753)	(3,816,082)
Total Non-Current Deferred Tax Assets	(57,982)	(109,630)

Total Deferred Tax Assets (Net)	$-	$-

Management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company follows ASC 740-10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements.  Recognition involves a determination whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of June 30, 2016 the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended June 30, 2016 and 2015. The Company did not recognize any interest or penalties during fiscal 2016 or 2015 related to unrecognized tax benefits.

The income tax returns filed for the tax years from inception will be subject to examination by the relevant taxing authorities.